UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                  FORM 12b-25
                          NOTIFICATION OF LATE FILING

                                   000-28323
                            (Commission File Number)

                                   98-0368586
                     (Federal Employer Identification No.)

                                   88822L104
                                  CUSIP Number

(Check One)
[_] Form 10-K  [_] Form 20-F  [_] Form 11-K  [X] Form 10-Q  [_] Form N-SAR

For Period Ended: December 31, 2010
[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

                TIRE INTERNATIONAL ENVIRONMENTAL SOLUTIONS INC.
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                            Full Name of Registrant:

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                           Former Name if Applicable

                          64 DIVISION AVENUE SUITE 106
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           Address of Principal Executive Office (Street and Number)

                         LEVITTOWN, NEW YORK 11756-2999
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                             City, State, Zip Code

PART II - RULES 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

       (a)   The reasons described in reasonable detail in Part III of this form could not  be eliminated  without  unreasonable effort  or expense;
[X]    (b)   The subject annual report, semi-annual report, transition report on
             Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-QSB or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and (c)
             The  accountant's  statement  or  other exhibit  required  by  Rule
             12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.

The Registrant is unable to file the subject report in a timely manner because the Registrant was not able to complete timely its financial statements without unreasonable effort or expense.

THE COMPANY CHANGED ITS YEAR END ON NOVEMBER 3, 2010 AND WILL BE FILING A FORM 10-KT FOR THE SHORT YEAR ENDED SEPTEMBER 30, 2010. THE COMPANY IS SEEKING A 5 DAY EXTENSION OF TIME TO FILE THE FORM 10-Q FOR THE PERIOD ENDED DECEMBER 31, 2010 TO FEBRUARY 20, 2011. THE COMPANY WAS A SHELL COMPANY DURING THE SHORT YEAR PERIOD ENDED SEPTEMBER 30, 2010 BUT SUBSEQUENT TO THE SHORT YEAR END HAS ENTERED INTO A SERIES OF MATERIAL AGREEMENTS WHICH HAVE BEEN REPORTED ON FORM 8-K. OUR AUDITORS ARE COMPLETEING THEIR REVIEW OF THESE AGREEMENTS WHICH WILL BE THE SUBJECT OF OUR SUBSEQUENT EVENTS SECTION OF THE COMPANY'S 10-KT WHICH IS ON EXTENSION AND ABOUT TO BE FILED. THESE TRANSACTIONS CONVERTED THE COMPANY FROM SHELL STATUS TO OPERATING STATUS. THE EXTENSION OF TIME WILL ALLOW OUR AUDITORS TO COMPALETE THEIR AUDIT OF THE SHORT YEAR END AND ALLOW THE COMPANY THE TIME TO FULLY DISCLOSE THE NATURE AND IMPACT OF THE SUBSEQUENT EVENT TRANSACTIONS ON ITS FORM 10-Q.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

      MARTIN SERGI               (201)                      401-7077
------------------------   -----------------   ---------------------------------
         (Name)               (Area Code)                (Telephone No.)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify  report(s). [_] Yes [X] No       THE COMPANY'S FORM 10-KT FOR THE SHORT
PERIOD ENDED SEPTEMBER 30, 2010 IS ON EXTENSION.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[_] Yes [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                TIRE INTERNATIONAL ENVIRONMENTAL SOLUTIONS INC.
                -----------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: 02/15/11  TIRE INTERNATIONAL ENVIRONMENTAL  By:/s/ MARTIN SERGI
                SOLUTIONS INC.                       ---------------------------
                                                  Title: CHIEF FINANCIAL OFFICER